Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund
April 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
ITB-I-SUSTK-1025-103 1.9900296.103	October 1, 2025